CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (BALANCE SHEETS) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 8,541,890	$ 19,466,735	$ 38,932,934	$ 29,012,381
Restricted cash	3,519,898	488,719
Amounts due from subsidiaries	1,684,937	2,159,079
Prepaid expenses and other current assets	16,240,896	17,870,518
Total current assets	60,632,196	81,754,895
Non-current Assets:
Fixed assets, net	16,819,538	4,393,900
Intangible assets, net	287,813	359,695
Total non-current assets	30,342,637	20,552,019
TOTAL ASSETS	90,974,833	102,306,914
Current Liabilities:
Amounts due to subsidiaries	1,973,591	1,177,490
Accrued expenses and other current liabilities	32,858,747	31,128,677
Total liabilities	118,842,314	112,560,152
Equity (deficit)
Common shares ($0.0001 par value; 200,000,000 shares authorized; 102,121,144 and 102,741,977 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	10,274	10,212
Additional paid-in capital	350,769,364	344,083,552
Accumulated deficit	(418,583,838)	(395,183,492)
Accumulated other comprehensive income	36,874,260	39,579,661
Total VisionChina Media Inc. shareholders' deficit	(30,929,940)	(11,510,067)
TOTAL LIABILITIES AND DEFICIT	90,974,833	102,306,914
Parent Company [Member]
Current Assets:
Cash and cash equivalents	690,095	7,873	$ 779	$ 296
Amounts due from subsidiaries	24,366,566	40,992,888
Prepaid expenses and other current assets	11,677	39,387
Total current assets	25,068,338	41,040,148
Non-current Assets:
Fixed assets, net	4,644	4,644
Intangible assets, net	5,422	6,806
Investments in subsidiaries
Total non-current assets	10,066	11,450
TOTAL ASSETS	25,078,404	41,051,598
Current Liabilities:
Amounts due to subsidiaries	52,153,400	50,638,106
Accrued expenses and other current liabilities	3,854,944	1,923,559
Total liabilities	56,008,344	52,561,665
Equity (deficit)
Common shares ($0.0001 par value; 200,000,000 shares authorized; 102,121,144 and 102,741,977 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	10,274	10,212
Additional paid-in capital	350,769,364	344,083,552
Accumulated deficit	(418,583,838)	(395,183,492)
Accumulated other comprehensive income	36,874,260	39,579,661
Total VisionChina Media Inc. shareholders' deficit	(30,929,940)	(11,510,067)
TOTAL LIABILITIES AND DEFICIT	$ 25,078,404	$ 41,051,598